ADOPTION OF NEW ACCOUNTING STANDARDS Details (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		7.31%
Lease obligations	$ 58.8	$ 18.3	$ 9.0
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		8.5
Lease obligations		$ 9.0